Nature of Operations and Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Antidilutive securities	3,808,552	1,945,705
Convertible Preferred Stock [Member]
Antidilutive securities	687,636	629,955
Stock Options [Member]
Antidilutive securities	225,231	166,634
Warrants [Member]
Antidilutive securities	2,895,685	1,149,116